CAPITAL STOCK - Change in Contributed Surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	$ 0	$ 0	$ 0
Change in excess tax benefit on outstanding share-based awards	21	(737)	(3,135)
Share-based compensation expense credited to capital on options exercised	0	0	0
Share-based compensation expense	645	(5)	(12,011)
Change in contributed surplus	(29,890)	(35,626)	(54,265)
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	(38)	(7)	(597)
Change in excess tax benefit on outstanding share-based awards	21	(737)	(3,135)
Share-based compensation expense credited to capital on options exercised	(976)	(179)	(495)
Share-based compensation expense	701	467	(7,828)
Change in contributed surplus	(292)	(456)	(12,055)
Contributed surplus | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	701	467	167
Contributed surplus | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	0	(1,935)
Contributed surplus | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 0	$ 0	$ (6,060)